Order fulfilment cost	12 Months Ended
Dec. 31, 2021
Order fulfilment cost
Order fulfilment cost
4 Order fulfilment cost

Order fulfilment costs consist of courier costs and order processing costs.

Courier costs relate to wages and salaries, social security charges, pension premium contributions for couriers with whom Just Eat Takeaway.com has an employment agreement and other courier related costs. In addition, courier costs include the cost of engaging couriers through agencies, as independent contractors or through third-party delivery companies as contracted by Just Eat Takeaway.com.

The order processing costs contain fees charged by external online payment service providers to process online payments for consumers on behalf of the Partner; order management costs for transmitting orders from consumers to Partners (such as the costs of the infrastructure, SMS costs and the cost of GPRS printers); and other costs, including the cost of merchandise sold.

€ millions	2021	2020	2019
Courier costs	2,517	727	70
Order processing costs	406	193	41
Order fulfilment costs	2,923	920	111

Order processing costs mainly contain online payment services costs of €271 million (2020: €93 million, 2019: €21 million) and order management costs of €94 million (2020: €51 million, 2019: €13 million).